Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000051889
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	Investor Class
Trading Symbol	TRAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Investor Class	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Markets in the Africa and Middle East region performed well over the last year. South Africa, typically a beneficiary of improved global risk sentiment, was one of the strongest markets in the region, with mining names boosted by higher prices for gold and other metals. In contrast, stocks in Saudi Arabia underperformed both their regional and global peers. A lower oil price contributed to a slowing domestic economy and a higher-than-expected fiscal deficit in the kingdom.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in Saudi Arabia made a significant contribution to performance while, on a sector basis, communication services stocks boosted returns. On an individual stock basis, the portfolio benefited from our holding in South Africa-based Northam Platinum, whose shares more than doubled on the back of sharply higher platinum group metals prices.

  Conversely, stock selection in the United Arab Emirates, combined with an underweight allocation to this market, detracted from relative performance. In particular, in the first half of the review period, the portfolio had limited exposure to a number of large benchmark heavyweight names whose shares rose strongly. These included Emaar Properties and Abu Dhabi Commercial Bank. On a sector basis, real estate names held back performance.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa & Middle East Fund (Investor Class)	20.37%	15.28%	7.33%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.29	12.82	6.60
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	13.18	6.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 108,652,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 543,000
InvestmentCompanyPortfolioTurnover	43.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$108,652 Number of Portfolio Holdings69
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	44.9%
Materials	13.8
Consumer Discretionary	10.6
Consumer Staples	8.3
Industrials & Business Services	7.0
Energy	5.7
Communication Services	4.1
Real Estate	3.2
Health Care	1.4
Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.3%
Saudi National Bank	6.1
Naspers	5.4
Qatar National Bank	4.1
Anglogold Ashanti	4.0
FirstRand	3.4
National Bank of Kuwait	3.3
Capitec Bank Holdings	3.3
Saudi Arabian Oil	2.6
Etihad Etisalat	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184321
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	I Class
Trading Symbol	PRAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - I Class	$119	1.08%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Markets in the Africa and Middle East region performed well over the last year. South Africa, typically a beneficiary of improved global risk sentiment, was one of the strongest markets in the region, with mining names boosted by higher prices for gold and other metals. In contrast, stocks in Saudi Arabia underperformed both their regional and global peers. A lower oil price contributed to a slowing domestic economy and a higher-than-expected fiscal deficit in the kingdom.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in Saudi Arabia made a significant contribution to performance while, on a sector basis, communication services stocks boosted returns. On an individual stock basis, the portfolio benefited from our holding in South Africa-based Northam Platinum, whose shares more than doubled on the back of sharply higher platinum group metals prices.

  Conversely, stock selection in the United Arab Emirates, combined with an underweight allocation to this market, detracted from relative performance. In particular, in the first half of the review period, the portfolio had limited exposure to a number of large benchmark heavyweight names whose shares rose strongly. These included Emaar Properties and Abu Dhabi Commercial Bank. On a sector basis, real estate names held back performance.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Africa & Middle East Fund (I Class)	20.71%	15.57%	8.57%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.29	12.82	7.12
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	13.18	7.21

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 108,652,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 543,000
InvestmentCompanyPortfolioTurnover	43.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$108,652 Number of Portfolio Holdings69
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	44.9%
Materials	13.8
Consumer Discretionary	10.6
Consumer Staples	8.3
Industrials & Business Services	7.0
Energy	5.7
Communication Services	4.1
Real Estate	3.2
Health Care	1.4
Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.3%
Saudi National Bank	6.1
Naspers	5.4
Qatar National Bank	4.1
Anglogold Ashanti	4.0
FirstRand	3.4
National Bank of Kuwait	3.3
Capitec Bank Holdings	3.3
Saudi Arabian Oil	2.6
Etihad Etisalat	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225812
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	Z Class
Trading Symbol	TRZMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Markets in the Africa and Middle East region performed well over the last year. South Africa, typically a beneficiary of improved global risk sentiment, was one of the strongest markets in the region, with mining names boosted by higher prices for gold and other metals. In contrast, stocks in Saudi Arabia underperformed both their regional and global peers. A lower oil price contributed to a slowing domestic economy and a higher-than-expected fiscal deficit in the kingdom.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in Saudi Arabia made a significant contribution to performance while, on a sector basis, communication services stocks boosted returns. On an individual stock basis, the portfolio benefited from our holding in South Africa-based Northam Platinum, whose shares more than doubled on the back of sharply higher platinum group metals prices.

  Conversely, stock selection in the United Arab Emirates, combined with an underweight allocation to this market, detracted from relative performance. In particular, in the first half of the review period, the portfolio had limited exposure to a number of large benchmark heavyweight names whose shares rose strongly. These included Emaar Properties and Abu Dhabi Commercial Bank. On a sector basis, real estate names held back performance.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Africa & Middle East Fund (Z Class)	21.96%	12.77%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.29	9.09
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	9.50

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 108,652,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 543,000
InvestmentCompanyPortfolioTurnover	43.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$108,652 Number of Portfolio Holdings69
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	44.9%
Materials	13.8
Consumer Discretionary	10.6
Consumer Staples	8.3
Industrials & Business Services	7.0
Energy	5.7
Communication Services	4.1
Real Estate	3.2
Health Care	1.4
Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.3%
Saudi National Bank	6.1
Naspers	5.4
Qatar National Bank	4.1
Anglogold Ashanti	4.0
FirstRand	3.4
National Bank of Kuwait	3.3
Capitec Bank Holdings	3.3
Saudi Arabian Oil	2.6
Etihad Etisalat	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless